United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 02/28/17

Item 1.	Schedule of Investments

Federated Strategic Income Fund
Portfolio of Investments
February 28, 2017 (unaudited)
Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—4.6%
		Basic Industry - Chemicals—0.3%
$135,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	$150,454
1,250,000	[1]	Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1,629,318
160,000		Valspar Corp., Sr. Unsecd. Note, 3.300%, 02/01/2025	155,601
250,000		Valspar Corp., Sr. Unsecd. Note, 4.400%, 02/01/2045	237,546
		TOTAL	2,172,919
		Basic Industry - Metals & Mining—0.1%
400,000		Alcoa, Inc., Sr. Unsecd. Note, 5.400%, 04/15/2021	429,940
200,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	226,076
175,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	178,423
		TOTAL	834,439
		Basic Industry - Paper—0.0%
250,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 06/01/2013	0
67,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	70,215
		TOTAL	70,215
		Capital Goods - Aerospace & Defense—0.1%
200,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	196,831
200,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	208,939
		TOTAL	405,770
		Capital Goods - Building Materials—0.0%
100,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	104,490
		Communications - Cable & Satellite—0.1%
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 02/01/2027	299,263
200,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 01/15/2023	199,709
		TOTAL	498,972
		Communications - Media & Entertainment—0.1%
300,000		21st Century Fox America, 3.000%, 09/15/2022	300,116
200,000		Discovery Communications, Sr. Unsecd. Note, 4.900%, 03/11/2026	210,427
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	182,402
		TOTAL	692,945
		Communications - Telecom Wireless—0.1%
250,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	270,744
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 02/15/2026	208,343
		TOTAL	479,087
		Communications - Telecom Wirelines—0.1%
300,000		AT&T, Inc., Sr. Unsecd. Note, 4.250%, 03/01/2027	305,795
250,000		AT&T, Inc., Sr. Unsecd. Note, 4.450%, 04/01/2024	262,454
150,000		AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	149,917
427,000	[1,2]	Verizon Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.012%, 04/15/2049	420,672
		TOTAL	1,138,838
		Consumer Cyclical - Automotive—0.1%
200,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.850%, 01/06/2022	200,971
200,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	194,139
250,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	252,630

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$200,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.250%, 01/13/2020	$200,791
		TOTAL	848,531
		Consumer Cyclical - Retailers—0.1%
300,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	316,919
300,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 07/20/2025	310,333
		TOTAL	627,252
		Consumer Cyclical - Services—0.1%
200,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	202,812
200,000		Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	202,716
		TOTAL	405,528
		Consumer Non-Cyclical - Food/Beverage—0.2%
200,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	192,676
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	301,756
150,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 06/01/2026	141,914
140,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	132,903
140,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.000%, 10/28/2021	134,690
250,000		PepsiCo, Inc., 2.750%, 04/30/2025	246,569
50,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 02/01/2027	51,150
300,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	321,375
		TOTAL	1,523,033
		Consumer Non-Cyclical - Health Care—0.1%
200,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	208,296
325,000		Zimmer Holdings, Inc., Sr. Unsecd. Note, 3.550%, 04/01/2025	322,488
		TOTAL	530,784
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
100,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	100,153
100,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	104,324
200,000		Actavis Funding SCS, Sr. Unsecd. Note, 4.750%, 03/15/2045	204,219
200,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.500%, 02/01/2045	200,765
100,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.200%, 07/21/2021	96,382
100,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.150%, 10/01/2026	92,742
		TOTAL	798,585
		Consumer Non-Cyclical - Products—0.0%
250,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	263,273
		Consumer Non-Cyclical - Supermarkets—0.0%
200,000		Kroger Co., Sr. Unsecd. Note, 4.450%, 02/01/2047	199,359
		Consumer Non-Cyclical - Tobacco—0.0%
100,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	120,859
		Energy - Independent—0.1%
320,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 03/15/2026	359,971
200,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	202,183
200,000		EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	210,834
100,000		Hess Corp., Sr. Unsecd. Note, 3.500%, 07/15/2024	97,220
200,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	199,308
		TOTAL	1,069,516
		Energy - Integrated—0.1%
200,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/01/2021	209,064

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$300,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	$314,009
90,000		Shell International Finance BV, Sr. Unsecd. Note, 2.875%, 05/10/2026	87,655
70,000		Shell International Finance BV, Sr. Unsecd. Note, 4.000%, 05/10/2046	68,496
		TOTAL	679,224
		Energy - Midstream—0.2%
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	316,633
250,000		Enterprise Products Operating LLC, 3.900%, 02/15/2024	259,538
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	223,015
160,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	161,353
100,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	100,550
300,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	315,205
		TOTAL	1,376,294
		Energy - Oil Field Services—0.1%
400,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	418,796
200,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.000%, 12/21/2025	210,808
400,000		Weatherford International Ltd., 5.125%, 09/15/2020	403,000
		TOTAL	1,032,604
		Energy - Refining—0.1%
200,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 04/01/2026	214,249
200,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	241,049
		TOTAL	455,298
		Financial Institution - Banking—1.0%
275,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 05/05/2021	273,070
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.300%, 01/11/2023	302,379
500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	505,764
400,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 11/21/2018	401,308
570,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	558,556
270,000		Citizens Financial Group, Inc., Sub. Note, 4.300%, 12/03/2025	278,561
400,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	388,844
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	338,273
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	366,794
400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 05/25/2026	405,788
200,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.000%, 03/30/2022	209,253
800,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 02/01/2028	813,826
1,100,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 07/24/2020	1,207,066
729,175	[1,5]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	350,419
250,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	254,972
200,000		SunTrust Bank, Sub. Note, 3.300%, 05/15/2026	195,426
155,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.500%, 05/01/2019	156,688
400,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 09/26/2018	404,472
350,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	336,662
		TOTAL	7,748,121
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 01/20/2023	213,073
165,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 3.625%, 09/15/2026	162,894
490,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	495,415
		TOTAL	871,382

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—0.1%
$150,000		AerCap Ireland Capital Ltd., Sr. Unsecd. Note, 3.500%, 05/26/2022	$152,566
170,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 02/01/2022	176,139
200,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 02/09/2027	201,858
		TOTAL	530,563
		Financial Institution - Insurance - Health—0.0%
200,000		Aetna, Inc., Sr. Unsecd. Note, 3.200%, 06/15/2026	202,110
		Financial Institution - Insurance - Life—0.2%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	208,512
400,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	416,285
300,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	318,109
300,000	[1,2]	Mass Mutual Global Funding II, Sr. Secd. Note, Series 144A, 3.600%, 04/09/2024	309,574
400,000		MetLife, Inc., Sr. Unsecd. Note, 4.750%, 02/08/2021	434,375
200,000	[1,2]	Principal Life Global Funding II, Series 144A, 2.200%, 04/08/2020	199,264
		TOTAL	1,886,119
		Financial Institution - Insurance - P&C—0.1%
300,000		CNA Financial Corp., Sr. Unsecd. Note, 4.500%, 03/01/2026	318,087
400,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2023	420,908
		TOTAL	738,995
		Financial Institution - REIT - Healthcare—0.0%
300,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	311,473
		Financial Institution - REIT - Office—0.0%
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 01/15/2027	90,889
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 01/15/2028	50,504
		TOTAL	141,393
		Financial Institution - REIT - Other—0.0%
335,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	347,204
		Industrial Machinery—0.0%
300,000	[1,2]	Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 3.250%, 03/01/2027	302,398
		Technology—0.4%
200,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	202,030
400,000		Apple, Inc., Sr. Unsecd. Note, 2.500%, 02/09/2022	401,571
100,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 05/06/2044	105,966
200,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 01/15/2027	201,802
60,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 4.420%, 06/15/2021	63,021
180,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 6.020%, 06/15/2026	198,829
125,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	123,343
300,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	304,950
350,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.950%, 12/15/2024	345,237
100,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 08/08/2026	95,134
600,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 04/15/2025	600,437
80,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	86,360
		TOTAL	2,728,680
		Transportation - Railroads—0.1%
200,000		Burlington Northern Santa Fe Corp., 3.050%, 09/01/2022	205,193
230,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 02/01/2055	215,703
		TOTAL	420,896

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—0.0%
$140,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 03/01/2022	$140,535
		Utility - Electric—0.4%
400,000		Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	421,037
400,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	452,808
400,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	389,500
300,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	314,563
150,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/04/2026	141,715
110,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 02/7/2024	110,690
400,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	410,374
350,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 01/15/2025	350,611
300,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 06/15/2022	317,050
250,000		Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	243,831
		TOTAL	3,152,179
		TOTAL CORPORATE BONDS (IDENTIFIED COST $36,055,255)	35,849,863
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.6%
		Agency Commercial Mortgage-Backed Securities—0.6%
1,225,000		Federal Home Loan Mortgage Corp. K054, Class A2, 2.745%, 01/25/2026	1,213,399
1,000,000		Federal Home Loan Mortgage Corp. K053, Class A2, 2.995%, 12/25/2025	1,010,076
2,000,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.619%, 11/25/2045	2,053,475
390,000	[1,2]	FREMF Mortgage Trust 2015-K49, Class B, 3.721%, 10/25/2048	382,860
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,662,045)	4,659,810
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.8%
		Commercial Mortgage—1.8%
1,600,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 04/10/2046	1,623,052
2,100,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 01/10/2046	2,125,965
2,000,000		Commercial Mortgage Trust 2014-LC15, Class A2, 2.840%, 04/10/2047	2,036,562
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	1,014,832
625,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 09/10/2049	611,951
2,500,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 05/10/2045	2,682,571
1,500,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	1,516,411
900,000		Morgan Stanley BAML Trust 2014-C15, Class A2, 2.979%, 04/15/2047	917,858
1,000,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 03/15/2045	1,047,087
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,576,393)	13,576,289
		COMMON STOCKS—4.5%
		Auto Components—0.4%
34,438	[3]	American Axle & Manufacturing Holdings, Inc.	682,561
31,796		Goodyear Tire & Rubber Co.	1,114,450
7,555		Lear Corp.	1,072,734
		TOTAL	2,869,745
		Building Products—0.2%
35,735	[3]	U.S.G. Corp.	1,205,342
		Communications Equipment—0.1%
26,062	[3]	CommScope Holdings Co., Inc.	991,659
		Consumer Finance—0.1%
46,860		Ally Financial, Inc.	1,053,881

Principal Amount, Foreign Par Amount or Shares			Value
		COMMON STOCKS—continued
		Containers & Packaging—0.7%
21,779	[3]	Berry Plastics Group, Inc.	$1,096,137
90,603		Graphic Packaging Holding Co.	1,209,550
58,516	[3]	Owens-Illinois, Inc.	1,158,617
21,098		Sealed Air Corp.	980,635
21,803		WestRock Co.	1,171,257
		TOTAL	5,616,196
		Electronic Equipment Instruments & Components—0.3%
19,813		CDW Corp.	1,166,986
13,006	[3]	Zebra Technologies Co., Class A	1,179,774
		TOTAL	2,346,760
		Food & Staples Retailing—0.1%
36,854	[3]	US Foods Holding Corp.	1,015,328
		Gas Utilities—0.1%
31,391		Suburban Propane Partners LP	820,875
		Health Care Providers & Services—0.1%
3,950	[3]	Envision Healthcare Corp.	276,500
25,130	[3]	Tenet Healthcare Corp.	485,009
		TOTAL	761,509
		Hotels Restaurants & Leisure—0.4%
29,715		Aramark	1,062,014
76,597	[3]	La Quinta Holdings, Inc.	1,061,634
79,176	[3]	Penn National Gaming, Inc.	1,145,677
		TOTAL	3,269,325
		Independent Power and Renewable Electricity Producers—0.2%
93,125	[3]	Calpine Corp.	1,090,493
		Leisure Products—0.0%
102,688	[3]	Performance Sports Group Ltd.	99,607
		Media—0.5%
77,140	[3]	Gray Television, Inc.	1,049,104
10,445		Nexstar Broadcasting Group, Inc., Class A	720,183
330,843	[3]	Radio One, Inc., Non voting Class D	909,818
19,290		Sinclair Broadcast Group, Inc.	769,671
		TOTAL	3,448,776
		Oil Gas & Consumable Fuels—0.2%
43,130	[3]	CVR Refining LP	474,430
27,609		Williams Partners LP	1,112,643
		TOTAL	1,587,073
		Paper & Forest Products—0.1%
17,909	[3]	Clearwater Paper Corp.	995,740
		Pharmaceuticals—0.2%
10,062	[3]	Mallinckrodt PLC	527,450
20,320	[3]	Prestige Brands Holdings, Inc.	1,150,518
		TOTAL	1,677,968
		Semiconductors & Semiconductor Equipment—0.3%
15,700	[3]	Microsemi Corp.	813,574
46,187	[3]	Tower Semiconductor Ltd.	1,059,992
		TOTAL	1,873,566

Principal Amount, Foreign Par Amount or Shares			Value
		COMMON STOCKS—continued
		Specialty Retail—0.1%
54,157	[3]	Party City Holdco, Inc.	$782,569
		Technology Hardware Storage & Peripherals—0.2%
25,095	[3]	NCR Corp.	1,206,317
		Textiles Apparel & Luxury Goods—0.1%
47,560		Hanesbrands, Inc.	951,676
		Trading Companies & Distributors—0.1%
25,001	[3]	HD Supply Holdings, Inc.	1,075,043
		TOTAL COMMON STOCKS (IDENTIFIED COST $26,930,227)	34,739,448
		PREFERRED STOCK—0.0%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
40,000	[3,4,5]	Lehman Brothers Holdings, Pfd., Series D, 5.670% (IDENTIFIED COST $3,400)	400
		PURCHASED CALL OPTIONS—0.0%
8,000,000		BNP Paribas SA, EUR CALL/MXN PUT, Strike Price $24.00; Expiration Date: 05/25/2017	39,130
3,000,000		Citigroup, USD CALL/JPY PUT, Strike Price $114.00; Expiration Date: 03/01/2017	114
12,000,000		JPMorgan, USD CALL/JPY PUT, Strike Price $120.00; Expiration Date: 05/11/2017	19,728
500,000		United States Treasury Note 10-Year Futures, Strike Price $126.00; Expiration Date: 03/24/2017	101,563
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $250,190)	160,535
		PURCHASED PUT OPTIONS—0.0%
8,000,000		BNP Paribas SA, EUR PUT/MXN CALL, Strike Price $19.00; Expiration Date: 05/25/2017	8,577
12,000,000		JPMorgan, USD PUT/JPY CALL, Strike Price $108.00; Expiration Date: 05/11/2017	104,928
500		United States Treasury Note 10-Year Futures, Strike Price $123.00, Expiration Date: 03/24/2017	93,750
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $419,429)	207,255
		INVESTMENT COMPANIES—87.8%[6]
20,685,537		Emerging Markets Core Fund	208,717,069
13,074,527		Federated Mortgage Core Portfolio	128,391,861
5,473,291		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.87%[7]	5,474,933
52,320,216		High Yield Bond Portfolio	336,942,190
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $639,391,849)	679,526,053
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $720,934,606)[8]	768,719,653
		OTHER ASSETS AND LIABILITIES - NET—0.7%[9]	5,458,175
		TOTAL NET ASSETS—100%	$774,177,828
At February 28, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[3]United States Treasury Note 2-Year Long Futures	760	$164,468,750	June 2017	$105,515
[3]United States Treasury Ultra Bond Long Futures	10	$1,617,813	June 2017	$17,745
[3]United States Treasury Long Bond Short Futures	80	$12,132,500	June 2017	$(112,687)
[3]United States Treasury Note 5-Year Short Futures	350	$41,196,094	June 2017	$(41,864)
[3]United States Treasury Note 10-Year Short Futures	136	$16,942,625	June 2017	$(58,398)
[3]United States Treasury Note 10-Year Ultra Short Futures	239	$32,011,063	June 2017	$(131,365)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(221,054)

The average notional value of long and short futures contracts held by the Fund throughout the period was $215,733,906 and $120,316,453, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
5/23/2017	Citibank N.A.	670,990,380 JPY	$6,000,000	$(6,513)
Contracts Sold:
5/23/2017	Citibank N.A.	447,233,200 JPY	$4,000,000	$5,179
5/23/2017	Barclays Bank PLC	223,750,000 JPY	$2,000,000	$1,398
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$64
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $478,799 and $1,663,273, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2017, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/2017[10]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
Barclays Capital, Inc.	CDX Index EM Series 26, Credit Default Swap	Buy	1.00%	12/20/2021	2.39%	$18,000,000	$914,400	$1,074,490	$(160,090)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $18,000,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2017, the Fund had the following outstanding written option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
3BNP Paribas SA, EUR CALL/MXN PUT (Call Option)	March 2017	$21.50	8,000,000	$(99,736)
[3]Citigroup, USD CALL/JPY PUT (Call Option)	March 2017	$116.00	6,000,000	$(0)
[3]United States Treasury Bond (Call Option)	March 2017	$154.00	150	$(96,094)
[3]United States Treasury Note 10-Year Futures (Call Option)	March 2017	$125.00	500	$(242,188)
3BNP Paribas SA, EUR PUT/MXN CALL (Put Option)	March 2017	$20.50	8,000,000	$(14,806)
3JPMorgan, USD CALL/JPY PUT (Put Option)	May 2017	$116.00	12,000,000	$(82,032)
3JPMorgan, USD PUT/JPY CALL (Put Option)	May 2017	$112.00	12,000,000	$(248,316)
(Premiums Received $999,927)				$(783,172)
The average market value of written options held by the Fund throughout the period was $(318,559). This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $75,251 and $40,134, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts, Swap Contracts and Written Option Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2017, these restricted securities amounted to $8,957,034, which represented 1.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2017, these liquid restricted securities amounted to $6,977,297, which represented 0.9% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at February 28, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$643,072	$350,419
Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1/10/1997	$1,250,000	$1,629,318
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended February 28, 2017, were as follows:
	Emerging Markets Core Fund	Federated Mortgage Core Portfolio	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2016	21,208,933	11,242,473	2,765,054	55,627,881	90,844,341
Purchases/Additions	383,583	2,036,764	41,527,766	—	43,948,113
Sales/Reductions	(906,979)	(204,710)	(38,819,529)	(3,307,665)	(43,238,883)
Balance of Shares Held 2/28/2017	20,685,537	13,074,527	5,473,291	52,320,216	91,553,571
Value	$208,717,069	$128,391,861	$5,474,933	$336,942,190	$679,526,053
Dividend Income	$4,762,384	$781,720	$5,543	$5,234,959	$10,784,606
7	7-day net yield.
8	At February 28, 2017, the cost of investments for federal tax purposes was $720,934,606. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) futures contracts; (d) written options; and (f) swap contracts was $47,962,138. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $51,481,610 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,519,472.
9	Assets, other than investments in securities, less liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occuring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated investment companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$33,152,006	$—	$—	$33,152,006
International	1,587,442	—	—	1,587,442
Preferred Stocks
Domestic	—	—	400[1]	400
Debt Securities:
Corporate Bonds	—	35,499,444	350,419	35,849,863
Commercial Mortgage-Backed Securities	—	4,659,810	—	4,659,810
Collateralized Mortgage Obligations	—	13,576,289	—	13,576,289
Purchased Call Options	160,535	—	—	160,535
Purchased Put Options	207,255	—	—	207,255
Investment Companies[2]	5,474,933	—	—	679,526,053
TOTAL SECURITIES	$40,582,171	$53,735,543	$350,819	$768,719,653
Other Financial Instruments[3]
Assets	$123,260	$6,577	$—	$129,837
Liabilities	(344,314)	(949,775)	—	(1,294,089)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(221,054)	$(943,198)	$—	$(1,164,252)
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Company valued at $674,051,120 is measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
3	Other financial instruments include futures contracts, foreign exchange contracts, swap contracts and written option contracts.
The following acronyms are used throughout this portfolio:
EUR	—Euro
FREMF	—Freddie Mac Multifamily K-Deals
JPY	—Japanese Yen
MTN	—Medium Term Note
MXN	—Mexican Peso
USD	—United States Dollar

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017